Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Text Block Supplement [Abstract]
Schdule of prepaid expenses and other current assets
	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
VAT recoverable	12,454	10,547	1,575
Prepaid expense	8,553	8,796	1,313
Prepayment for property and equipment	19,000	19,000	2,837
Investment disposal receivable (1)	30,000	30,000	4,479
Advance to Weiliantong (2)	86,858	-	-
Loan receivable (3)	8,000	15,000	2,239
Other receivables	544	1,227	183
Prepaid expenses and other current assets, net	165,409	84,570	12,626

(1)	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021 (Note 17), one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.

(2)	As of December 31, 2021, the balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 17), which was offset against acquisition consideration as of June 30, 2022.

(3)

On October 20, 2021, the Company lent RMB80,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022.

On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with annual interest rate of 2.4% from April 11, 2022 to December 31, 2022 and annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.